Forward Purchase Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Forward Purchase Agreements [Abstract]
Forward Purchase Agreements
Note 3. Forward Purchase Agreements
During the three months ended March 31, 2023, 374,005 recycled shares were sold by Forward Purchase Agreement Sellers (“FPA Sellers”). The Company received $1,870 for the shares sold and recognized a gain of $1,306 on the sale. There were 773,400 recycled shares remaining on March 31, 2023. A loss on remeasurement of $1,654 was recorded in Change in fair value of forward option on the unaudited consolidated statements of operations. On March 31, 2023, the value of the forward option within the Forward Purchase Agreements (“FPA”) was a liability of $489 and was recorded as Forward option-prepaid forward contracts on the unaudited consolidated balance sheets on March 31, 2023.
In March 2023, a Volume Weighted Average Price (“VWAP”) trigger event occurred, and the FPAs could mature on the date specified by the FPA Sellers at the FPA Sellers’ discretion. The FPA Sellers have not specified the Maturity Date of the Forward Purchase Agreements as of the issuance of these unaudited consolidated financial statements.

Note 4. Forward Purchase Agreements
In October 2022, LMAO, SeaStar Medical, Inc. entered into a Forward Purchase Agreements (“FPAs”) with Vellar Opportunity Fund SPV LLC – Series 4 and HB Strategies LLC (“FPA Sellers”), whereby, prior to the Business Combination, the FPA Sellers purchased 1,151,400 LMF Class A Shares from redeeming holders (the “Recycled Shares”), and an additional 200,000 LMF Class A Shares constituting share consideration, each at an average price per share of $10.37. Pursuant to the FPA, the FPA Sellers waived their redemption rights under the governing documents of LMF Merger Sub, Inc. in connection with the Business Combination.
At the Closing, LMAO paid to Vellar, out of funds held in the LMAO trust account, aggregate amounts of $14,358, an amount equal to 1,173,400 LMF Class A Shares (“Recycled Shares”), multiplied by $10.37, the redemption price, $2,074 for the purpose of repayment of the FPA Sellers having purchased 200,000 shares from third parties in the open market, and reimbursement of legal expenses and a commission fee in the amount of $116.
The FPA Sellers may, at their discretion, sell Recycled Shares, (“Terminated Shares”). The Company is entitled to proceeds from such sales of Terminated Shares equal to the number of Terminated Shares multiplied by the reset price (the “Reset Price”). The Reset Price is initially the per-share
redemption price, but will be adjusted on a monthly basis to the lower of (a) the then-current Reset Price, (b) $10.00 and (c) the volume weighted average price

(“VWAP”) price of the last ten trading days of the prior calendar month, but not lower than $5.00; provided, however, that if we offer and sell Class A common stock, or currently outstanding or future issued securities are exercised or converted, at a price lower than then then-current Reset Price, then the Reset Price shall be modified to equal such reduced price.
In the event that the VWAP Price is less than $3.00 per share for 20 trading days during any 30 trading-day-period,
then the FPA Sellers may accelerate the maturity date (“Maturity Date”), which otherwise will be the third anniversary of the Closing. Upon the occurrence of the Maturity Date, we are obligated to pay to the FPA Sellers an amount equal to the number of unsold Recycled Shares, multiplied by $2.50 (the “Maturity Consideration”).
The Maturity Consideration shall be payable by the Company in cash, or at the Company’s option, as equity, issued in Class A common stock, with a per share issue price based on the average daily VWAP Price over 30 scheduled trading days. FPA Sellers will deliver to the Company the number of unsold Recycled Shares.
During the year ended December 31, 2022, 3,995 recycled shares were sold by FPA Sellers. There were 1,147,405 recycled shares remaining at December 31, 2022.
In accordance with ASC 815, Derivatives and Hedging, the Company has determined that the forward option within the Forward Purchase Agreements (i) is a freestanding financial instrument (ii) does not meet the definition of a derivative, (iii) is indexed to the Company’s own stock, and (iv) does not meet the requirements for equity classification. The fair value of the option is recorded as an asset or a liability on the Consolidated Balance Sheets as forward option-prepaid forward contracts. The Company has performed fair value measurements for the forward option within the FPAs as of the Closing and as of December 31, 2022, which is described in Note 2. The Company remeasures the fair value of the forward option each reporting period.
The initial value of the Forward option-prepaid forward contracts was $11,940 at Closing. Recycled Shares with a value of $41 were sold by the FPA Sellers. A loss on remeasurement of $10,170 was recorded in Change in fair value of forward option on the consolidated statements of operations for the year ended December 31, 2022. On December 31, 2022, the value of the forward option within the FPAs was $1,729 and recorded as Forward option-prepaid forward contracts on the consolidated balance sheets.